United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 02/28/2018

Item 1.	Schedule of Investments

Federated Strategic Income Fund
Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—5.4%
		Basic Industry - Chemicals—0.3%
$135,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	$148,548
1,250,000		Reliance Industries Ltd., Bond, Series 144A, 8.250%, 01/15/2027	1,580,710
		TOTAL	1,729,258
		Basic Industry - Metals & Mining—0.1%
200,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 04/16/2040	250,213
175,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	176,699
		TOTAL	426,912
		Basic Industry - Paper—0.0%
250,000	[1,2,3]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		Capital Goods - Aerospace & Defense—0.2%
250,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	244,050
400,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 04/15/2021	417,500
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/01/2027	155,170
200,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	192,220
185,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	177,530
200,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	207,322
		TOTAL	1,393,792
		Capital Goods - Building Materials—0.0%
50,000		Allegion US Holdings Co. Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	48,491
90,000		Allegion US Holdings Co. Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	86,578
		TOTAL	135,069
		Capital Goods - Construction Machinery—0.0%
120,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	116,420
		Capital Goods - Diversified Manufacturing—0.1%
300,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	293,004
		Capital Goods - Packaging—0.0%
23,000		WestRock Co., Sr. Deb., 7.500%, 06/15/2027	23,020
		Communications - Cable & Satellite—0.1%
190,000		Charter Communications Operating LLC, 5.375%, 05/01/2047	188,756
200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	190,715
300,000		Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	290,061
200,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 01/15/2023	197,231
		TOTAL	866,763
		Communications - Media & Entertainment—0.1%
300,000		21st Century Fox America Inc., 3.000%, 09/15/2022	297,536
165,000		CBS Corp., Sr. Unsecd. Note, 3.375%, 02/15/2028	154,737
200,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	208,197
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	191,200
		TOTAL	851,670
		Communications - Telecom Wireless—0.1%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	266,959
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 02/15/2026	203,498
		TOTAL	470,457

Principal Amount, Foreign Par Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—0.2%
$300,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 03/01/2027	$300,511
250,000	AT&T, Inc., Sr. Unsecd. Note, 4.450%, 04/01/2024	258,005
150,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	152,151
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.300%, 08/14/2058	201,103
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	189,917
427,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 04/15/2049	435,021
	TOTAL	1,536,708
	Consumer Cyclical - Automotive—0.1%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	197,030
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	185,257
250,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	247,489
200,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.250%, 01/13/2020	198,466
120,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	118,712
	TOTAL	946,954
	Consumer Cyclical - Retailers—0.1%
300,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	310,513
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	181,642
300,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 07/20/2025	296,871
140,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 04/15/2027	141,208
	TOTAL	930,234
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	199,825
450,000	Amazon.com, Inc., Sr. Unsecd. Note, Series 144A, 3.150%, 08/22/2027	434,654
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	75,401
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	197,624
	TOTAL	907,504
	Consumer Non-Cyclical - Food/Beverage—0.2%
200,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	186,370
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	303,638
90,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 01/29/2028	88,574
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	127,675
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	134,539
250,000	PepsiCo, Inc., 2.750%, 04/30/2025	240,609
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	125,781
50,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 02/01/2027	49,565
300,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	313,331
	TOTAL	1,570,082
	Consumer Non-Cyclical - Health Care—0.1%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	202,331
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 06/06/2047	200,089
120,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 04/01/2027	118,556
	TOTAL	520,976
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
100,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	99,359
100,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	107,735
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 06/12/2022	184,329
200,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	189,133

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$200,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	$163,413
		TOTAL	743,969
		Consumer Non-Cyclical - Products—0.0%
200,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	185,663
		Consumer Non-Cyclical - Supermarkets—0.0%
300,000		Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	283,376
		Consumer Non-Cyclical - Tobacco—0.1%
190,000		Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 3.557%, 08/15/2027	181,990
100,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	129,402
		TOTAL	311,392
		Energy - Independent—0.1%
320,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 03/15/2026	350,033
200,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	199,739
200,000		EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	206,667
200,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	198,518
		TOTAL	954,957
		Energy - Integrated—0.1%
200,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/01/2021	204,021
185,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 09/19/2027	178,836
90,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 05/10/2026	86,312
70,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	69,477
		TOTAL	538,646
		Energy - Midstream—0.3%
60,000		Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/01/2027	58,661
300,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	310,439
250,000		Enterprise Products Operating LLC, 3.900%, 02/15/2024	254,054
200,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 03/01/2041	228,351
160,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	158,961
200,000		ONEOK, Inc., Sr Unsecured Note, Series 0, 4.950%, 07/13/2047	203,685
115,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	111,845
100,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 01/15/2025	99,416
300,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	307,172
		TOTAL	1,732,584
		Energy - Oil Field Services—0.1%
200,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	201,500
200,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	203,087
200,000		Weatherford International Ltd., 5.125%, 09/15/2020	201,500
		TOTAL	606,087
		Energy - Refining—0.0%
200,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 04/01/2026	216,306
		Financial Institution - Banking—1.1%
275,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	268,518
195,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	192,335
200,000	[4]	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 04/24/2028	196,522
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 01/11/2023	299,171
500,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	502,675
200,000	[4]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	195,125
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 04/25/2022	195,939

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$570,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	$554,428
270,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/03/2025	275,074
400,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	391,129
200,000	[4]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 04/23/2029	195,530
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	325,576
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	362,123
400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	400,762
200,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.000%, 03/30/2022	205,069
800,000	[4]	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	797,684
200,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	195,427
800,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 01/20/2027	785,151
657,686	[3]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	393,993
250,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	251,015
200,000		SunTrust Bank, Inc., Sub. Note, 3.300%, 05/15/2026	192,755
155,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.500%, 05/01/2019	154,757
350,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	330,427
200,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	195,156
		TOTAL	7,856,341
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
200,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 01/20/2023	212,787
200,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	195,347
		TOTAL	408,134
		Financial Institution - Finance Companies—0.0%
200,000		Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	198,181
		Financial Institution - Insurance - Life—0.2%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	203,614
200,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	205,415
300,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	311,630
300,000		Mass Mutual Global Funding II, Sr. Secd. Note, Series 144A, 3.600%, 04/09/2024	304,192
150,000		Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	155,159
180,000	[4]	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	168,525
200,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	197,597
		TOTAL	1,546,132
		Financial Institution - Insurance - P&C—0.1%
300,000		CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 03/01/2026	311,296
200,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	206,043
		TOTAL	517,339
		Financial Institution - REIT - Apartment—0.0%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	190,923
		Financial Institution - REIT - Healthcare—0.1%
300,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	303,382
200,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	194,252
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	95,779
100,000		Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	99,567
		TOTAL	692,980
		Financial Institution - REIT - Office—0.0%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2027	88,935

Principal Amount, Foreign Par Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 01/15/2028	$49,114
	TOTAL	138,049
	Financial Institution - REIT - Other—0.1%
335,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	347,133
	Financial Institution - REIT - Retail—0.0%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	186,157
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 03/15/2028	79,870
	TOTAL	266,027
	Technology—0.3%
200,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	198,392
400,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 02/09/2022	393,775
200,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 09/12/2027	189,485
100,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 05/06/2044	106,079
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	61,279
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	121,741
350,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	347,263
100,000	Microsoft Corporation, Sr. Unsecd. Note, 2.400%, 08/08/2026	92,982
300,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 04/15/2025	300,644
200,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	194,243
150,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 05/20/2020	147,104
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	84,049
	TOTAL	2,237,036
	Transportation - Railroads—0.1%
200,000	Burlington Northern Santa Fe Corp., 3.050%, 09/01/2022	200,408
230,000	Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 02/01/2055	217,399
	TOTAL	417,807
	Transportation - Services—0.0%
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	137,638
	Utility - Electric—0.6%
400,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	409,995
400,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	481,022
200,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	197,440
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2066	403,764
200,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.750%, 05/25/2047	204,697
300,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	310,093
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/04/2026	139,678
140,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	141,441
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	107,888
400,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	402,949
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	66,127
350,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	342,229
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 06/15/2022	311,641
250,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	238,143
140,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 03/15/2027	139,222
	TOTAL	3,896,329
	Utility - Natural Gas—0.1%
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 06/15/2027	193,060
200,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	190,872

Principal Amount, Foreign Par Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$120,000		Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	$123,905
		TOTAL	507,837
		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,816,783)	37,649,689
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Agency Commercial Mortgage-Backed Securities—0.7%
1,000,000		Federal Home Loan Mortgage Corp., K053, Class A2, 2.995%, 12/25/2025	983,501
1,225,000		Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	1,182,679
390,000		FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	388,307
2,000,000		FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	2,011,970
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,662,698)	4,566,457
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Commercial Mortgage—1.1%
1,600,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	1,596,512
2,100,000		Commercial Mortgage Trust 2013-LC6, Class AM, 3.282%, 01/10/2046	2,076,869
1,000,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	1,002,395
625,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 09/10/2049	596,461
1,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	1,487,273
1,000,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	1,017,644
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,039,534)	7,777,154
		COMMON STOCKS—3.9%
		Auto Components—0.3%
28,858	[1]	American Axle & Manufacturing Holdings, Inc.	425,944
29,171		Goodyear Tire & Rubber Co.	844,209
2,795		Lear Corp.	521,463
		TOTAL	1,791,616
		Building Products—0.1%
18,940	[1]	U.S.G. Corp.	632,975
		Chemicals—0.1%
28,305	[1]	Axalta Coating Systems Ltd.	871,794
		Commercial Services & Supplies—0.1%
10,980		Multi-Color Corp.	695,583
		Communications Equipment—0.1%
20,072	[1]	CommScope Holdings Co., Inc.	776,987
		Containers & Packaging—0.7%
45,995		Ardagh Group SA	854,587
10,569	[1]	Berry Global Group, Inc.	574,954
9,480	[1]	Crown Holdings, Inc.	472,483
56,968		Graphic Packaging Holding Co.	872,180
39,826	[1]	Owens-Illinois, Inc.	858,648
13,393		WestRock Co.	880,724
		TOTAL	4,513,576
		Electronic Equipment Instruments & Components—0.3%
10,105	[1]	Anixter International, Inc.	763,433
11,028		CDW Corp.	804,272

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Electronic Equipment Instruments & Components—continued
30,575	[1]	TTM Technologies	$494,092
		TOTAL	2,061,797
		Food & Staples Retailing—0.1%
27,274	[1]	US Foods Holding Corp.	910,679
		Food Products—0.1%
11,150	[1]	Post Holdings, Inc.	844,947
		Gas Utilities—0.1%
37,396		Suburban Propane Partners LP	863,848
		Health Care Providers & Services—0.1%
17,680	[1]	Tenet Healthcare Corp.	364,208
		Hotels Restaurants & Leisure—0.2%
25,410	[1]	Eldorado Resorts, Inc.	866,481
18,431	[1]	Penn National Gaming, Inc.	490,449
		TOTAL	1,356,930
		Household Durables—0.1%
34,590		Newell Brands, Inc.	888,617
		Media—0.4%
24,525	[1]	Altice USA, Inc. - A	446,355
44,415		Entercom Communication Corp.	439,709
29,670	[1]	Gray Television, Inc.	409,446
18,605		Sinclair Broadcast Group, Inc.	628,849
271,043	[1]	Urban One, Inc.	460,773
		TOTAL	2,385,132
		Metals & Mining—0.1%
23,980		Teck Resources Ltd. - Class B	685,348
		Oil Gas & Consumable Fuels—0.2%
18,440	[1]	RSP Permian, Inc.	706,437
48,340	[1]	WPX Energy, Inc.	683,044
		TOTAL	1,389,481
		Paper & Forest Products—0.1%
17,044	[1]	Clearwater Paper Corp.	640,854
		Pharmaceuticals—0.0%
7,367	[1]	Mallinckrodt PLC	122,882
		Road & Rail—0.1%
17,180	[1]	Avis Budget Group, Inc.	776,192
		Semiconductors & Semiconductor Equipment—0.1%
14,235	[1]	Microsemi Corp.	923,851
		Specialty Retail—0.1%
56,202	[1]	Party City Holdco, Inc.	812,119
		Technology Hardware Storage & Peripherals—0.2%
26,945		Diebold Nixdorf, Inc.	423,036
19,080	[1]	NCR Corp.	629,640
		TOTAL	1,052,676
		Textiles Apparel & Luxury Goods—0.1%
37,555		Hanesbrands, Inc.	728,567

Principal Amount, Foreign Par Amount or Shares			Value
		COMMON STOCKS—continued
		Trading Companies & Distributors—0.1%
18,696	[1]	HD Supply Holdings, Inc.	$677,730
		TOTAL COMMON STOCKS (IDENTIFIED COST $23,783,066)	26,768,389
		PREFERRED STOCK—0.0%
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
40,000	[1,2,3]	Lehman Brothers Holdings, Pfd., Series D, 5.670% (IDENTIFIED COST $3,400)	400
		MUNICIPAL BONDS—1.1%
		Alabama—0.2%
$1,030,000		Alabama State Federal Aid Highway Finance Authority, Revenue Bonds (Series 2017A), 5.000%, 09/01/2031	1,217,821
		Colorado—0.1%
145,000		University of Colorado, University Enterprise Revenue Bonds (Series 2017A-2), 5.000%, 06/01/2027	174,625
		Indiana—0.2%
1,050,000		Indiana State Finance Authority, State Revolving Fund Program Bonds (Series 2016D), 5.000%, 02/01/2029	1,239,315
		New Jersey—0.0%
140,000		New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017E), 5.000%, 01/01/2029	164,854
		New York—0.1%
700,000		New York State Urban Development Corp., (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017C-2), 5.000%, 03/15/2030	823,606
		Ohio—0.3%
700,000		Ohio State Water Development Authority Pollution Control Facilities, (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.000%, 06/01/2030	829,682
970,000		Ohio State, UT GO Infrastructure Improvement Refunding Bonds (Series 2017B), 5.000%, 09/01/2028	1,177,696
		TOTAL	2,007,378
		Virginia—0.0%
105,000		Virginia Commonwealth Transportation Board, (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017A), 5.000%, 05/15/2026	124,270
		Washington—0.1%
700,000		Washington State, UT GO Refunding Bonds (Series R-2018D), 5.000%, 08/01/2030	823,480
		Wisconsin—0.1%
700,000		Wisconsin State, UT GO Refunding Bonds (Series 2017-3), 5.000%, 11/01/2029	828,660
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $7,666,430)	7,404,009
		PURCHASED CALL OPTIONS—0.0%
14,800,000		Bank of America Merrill Lynch GBP CALL/USD PUT, Notional Amount $14,800,000, Exercise Price $1.48, Expiration Date 05/17/2018	16,887
10,000,000		Barclays EUR CALL/USD PUT, Notional Amount $10,000,000, Exercise Price $1.22, Expiration Date 04/09/2018	142,130
10,000,000		Goldman Sachs USD CALL/MXN PUT, Notional Amount $10,000,000, Exercise Price $20.00, Expiration Date 04/05/2018	22,260
10,000,000		JPM USD CALL/JPY PUT, Notional Amount $10,000,000, Exercise Price $111.00, Expiration Date 05/10/2018	18,470
500		United States Treasury Note 10-Year Futures, Notional Amount $60,330,000, Exercise Price $125.00, Expiration Date 03/23/2018	7,812
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $503,551)	207,559
		PURCHASED PUT OPTIONS—0.0%
500		United States Treasury Note 10-Year Futures, Notional Amount $60,330,000, Exercise Price $119.00, Expiration Date 03/23/2018	93,750
200		United States Treasury Bond Futures, Notional Amount $28,688,000, Exercise Price, $142.00, Expiration Date 04/20/2018	228,125
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $521,891)	321,875
		INVESTMENT COMPANIES—87.3%
19,749,594		Emerging Markets Core Fund	195,718,481
3,568,453		Federated Bank Loan Core Fund	36,112,745

Principal Amount, Foreign Par Amount or Shares		Value
	INVESTMENT COMPANIES—continued
10,027,076	Federated Mortgage Core Portfolio	$96,159,657
10,654,553	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.55%[5]	10,654,553
42,487,666	High Yield Bond Portfolio	268,097,171
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $597,095,606)	606,742,607
	TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $680,092,959)	691,438,139
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	3,330,830
	TOTAL NET ASSETS—100%	$694,768,969
At February 28, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 10-Year Ultra Long Futures	22	$2,817,375	June 2018	$1,732
[1]United States Treasury Ultra Bond Long Futures	45	$7,014,375	June 2018	$92,712
[1]United States Treasury Note 10-Year Short Futures	50	$6,002,344	June 2018	$3,402
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$97,846
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,211,980 and $19,582,119, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
At February 28, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/15/2018	JPMorgan Chase Bank	859,913,520 JPY	$8,000,000	$66,366
Contracts Sold:
3/8/2018	Bank of New York Mellon	6,000,000 GBP	$8,340,288	$78,600
3/15/2018	JPMorgan Chase Bank	859,262,000 JPY	$8,000,000	$(60,254)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$84,712
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $149,477 and $225,147, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2018, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2018[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
OTC Swaps:
CitiGroup Global Markets, Inc.	CDX Index HY Series 29, Credit Default Swap	Buy	5.00%	12/20/2022	2.91%	$30,000,000	$2,025,000	$1,768,409	$256,591
The average notional amount of credit default swap contracts held by the Fund throughout the period was $7,500,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At February 28, 2018, the Fund had the following outstanding written option contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
[1]Barclays USD CALL/MXN PUT (Call Option)	10,000,000	$10,000,000	March 2018	$19.00	$(21,360)
[1]Barclays EUR CALL/USD PUT (Call Option)	12,500,000	$12,500,000	April 2018	$1.25	$(35,550)
[1]United States Treasury Note 10-Year Futures (Call Option)	500	$60,330,000	March 2018	$120.50	$(179,688)
[1]Barclays USD PUT/MXN CALL (Put Option)	10,000,000	$10,000,000	March 2018	$17.75	$0
[1]Barclays EUR PUT/USD CALL (Put Option)	12,200,000	$12,200,000	April 2018	$1.22	$(14,262)
[1]Bank of America Merrill Lynch GBP PUT/USD CALL (Put Option)	14,000,000	$14,000,000	May 2018	$1.40	$(332,444)
1JPM USD PUT/JPY PUT (Put Option)	10,000,000	$10,000,000	May 2018	$107.00	$(186,060)
[1]United States Treasury Note 10-Year Futures (Put Option)	500	$60,330,000	March 2018	$119.50	$(164,062)
(PREMIUMS RECEIVED $1,094,053)					$(933,426)
The average market value of written put and call options held by the Fund throughout the period was $(628,569) and $(510,617), respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $367,554 and $291,508, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2018	Value	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividend/ Interest Income	Gain Distributions Received
Emerging Markets Core Fund	19,312,042	437,552	—	19,749,594	$195,718,481	$(5,098,184)	$—	$3,341,569	$97,772
Federated Bank Loan Core Fund	—	3,568,453	—	3,568,453	$36,112,745	$(25,676)	$—	$138,416	—
Federated Mortgage Core Portfolio	11,398,158	—	(1,371,082)	10,027,076	$96,159,657	$(1,963,092)	$130,220	$741,453	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,118,450	48,552,716	(43,016,613)	10,654,553	$10,654,553	$—	$(1,193)	$21,701	—
High Yield Bond Portfolio	49,995,827	—	(7,508,161)	42,487,666	$268,097,171	$(17,079,343)	$12,703,263	$4,531,806	—
TOTAL OF AFFILIATED TRANSACTIONS	85,824,477	52,558,721	(51,895,856)	86,487,342	$606,742,607	$(24,166,295)	$12,832,290	$8,774,945	$97,772
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR's secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. Federated Investors Inc. (“Federated”) receives no advisory or administrative fees from HYCORE and EMCOR. Copies of the HYCORE and EMCOR financial statements are available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Non-income-producing security.
2	Issuer in default.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
4	Floating/variable note with current rate and current maturity or next reset date shown..
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$37,255,696	$393,993	$37,649,689
Commercial Mortgage-Backed Securities	—	4,566,457	—	4,566,457
Collateralized Mortgage Obligations	—	7,777,154	—	7,777,154
Municipal Bonds	—	7,404,009	—	7,404,009
Equity Securities:
Common Stocks
Domestic	$25,105,572	$—	$—	$25,105,572
International	1,662,817	—	—	1,662,817
Preferred Stocks
Domestic	—	—	400[1]	400
Purchased Call Options	207,559	—	—	207,559
Purchased Put Options	321,875	—	—	321,875
Investment Companies[2]	10,654,553	—	—	606,742,607
TOTAL SECURITIES	$37,952,376	$57,003,316	$394,393	$691,438,139
Other Financial Instruments
Assets
Futures Contracts	$97,846	$—	$—	$97,846
Foreign Exchange Contracts	—	144,966	—	144,966
Swap Contracts	—	256,591	—	256,591
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	(60,254)	—	(60,254)
Swap Contracts	—	—	—	—
Written Option Contracts	—	(933,426)	—	(933,426)
TOTAL OTHER FINANCIAL INSTRUMENTS	$97,846	$(592,123)	$—	$(494,277)
1	Shares were exchanged in conjunction with a corporate action for shares of another security whose fair value is determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.
2	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $596,088,054 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
EUR	—Euro Currency
FREMF	—Freddie Mac Multifamily K-Deals
GBP	—British Pound
GMTN	—Global Medium Term Note
GO	—General Obligation
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LP	—Limited Partnership
MTN	—Medium Term Note
MXN	—Mexican Peso
REIT	—Real Estate Investment Trust
USD	—United States Dollar
UT	—Unlimited Tax

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2018